Equity (Details Narrative)					12 Months Ended
	Dec. 23, 2016 EUR (€)	Aug. 28, 2015 EUR (€) € / shares shares	Feb. 28, 2015 EUR (€)	Jul. 02, 2010 Bonds	Dec. 31, 2019 EUR (€) Bonds € / shares shares	Dec. 31, 2018 EUR (€) Bonds shares	Nov. 24, 2016 EUR (€)	Jul. 30, 2010 EUR (€) € / shares
Statement Line Items [Line Items]
Number of share capital value issued					€ 44,849,365
Share capital | shares					44,849,365
Nominal value per share | € / shares					€ 1.00
Share capital amount						€ 44,632,674
Outstanding shares, voting right description					Only those shareholders are listed who are subject to reporting requirements under the German Securities Trading Act (WpHG) and the Securities and Exchange Commission (SEC) and have made a corresponding notification. This includes all shareholders who hold at least 3% of the outstanding shares or voting rights.
Nominal volume of capital					€ 44,849,000	44,632,000
Equity procurement costs					€ 2,000	€ 2,432
2010 Share Option Program [Member]
Statement Line Items [Line Items]
Nominal value per share | € / shares								€ 1.00
Number of share options during the period | Bonds				839,500
Nominal volume of capital							€ 839,500	€ 839,500
Vesting period, term					4 years
Exercising options description					Exercising the options from a tranche is possible, if at the beginning of the respective exercise period, the price (hereinafter referred to as the "reference price") of a share in Biofrontera Aktiengesellschaft exceeds the exercise price by at least 20%, and a minimum reference price of EUR 5.00 is reached (hereinafter referred to as the "minimum reference price"). The reference price is equal to the arithmetical average (unweighted) of the closing prices on the Frankfurt Stock Exchange in floor trading and Xetra trading for the company's shares between the 15th and the 5th stock market day (in each case inclusive) before the start of the respective exercise window.
Number of stock option granted | Bonds
Value of shares converted					€ 97,850
Number of options converted | shares					97,850
Issuance of new registered shares | shares					658,150	658,150
2015 Share Option Program [Member]
Statement Line Items [Line Items]
Nominal value per share | € / shares		€ 1.00
Number of stock option granted | Bonds					333,485	180,000
Stock option term, description		Term of five years from the issue date, in other words, until August 27, 2020
Issuance of new registered shares | shares		1,814,984
Conditional capital amount		€ 1,814,984
2015 Share Option Program [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Issuance of subscriptions rights | shares		1,814,984
Issuance of subscriptions rights, value		€ 1,814,984
Authorized Capital I [Member]
Statement Line Items [Line Items]
Increase in share capital value		€ 6,434,646
Value of authorized shares available					€ 3,998,014
Authorized Capital III [Member]
Statement Line Items [Line Items]
Increase in share capital value			€ 542,400
Value of authorized shares available					€ 249,050
Number of stock option granted | Bonds					249,050
Authorized Capital V [Member]
Statement Line Items [Line Items]
Increase in share capital value			€ 1,814,984
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Number of subordinated convertible bonds issued value	€ 5,000,000
Percentage on annual interest	7.60%
Convertible bonds converted value into shares					€ 2,030,800
Convertible Bond 2017/2022 [Member] | Individual Bonds [Member]
Statement Line Items [Line Items]
Percentage on annual interest	6.00%
Convertible Bond 2017/2022 [Member]
Statement Line Items [Line Items]
Convertible bonds converted value into shares					€ 564,500	€ 66,500
Convertible bonds converted shares | shares					118,841	13,472